Investment Valuation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Valuation of Investments by Fair Value Hierarchy Levels

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3	Total
June 30, 2012
U.S. Treasury bills	$—	$50,490,178	$—	$50,490,178
Forward currency contracts(a)	—	827,594	—	827,594

Futures contracts(a)
Equity contracts	(407,897)	—	—	(407,897)
Interest rate contracts	(283,539)	—	—	(283,539)

Total futures contracts	(691,436)	—	—	(691,436)

December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts(a)	—	1,028,311	—	1,028,311

Futures contracts(a)
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

(a)	Futures contracts and forward currency contracts are valued at unrealized appreciation/depreciation.

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3	Total
December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts	—	1,028,311	—	1,028,311

Futures contracts
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

December 31, 2010
U.S. Treasury bills	$—	$100,261,940	$—	$100,261,940
Forward currency contracts	—	(123,903)	—	(123,903)

Futures contracts
Equity contracts	(328,297)	—	—	(328,297)
Interest rate contracts	(1,714,999)	—	—	(1,714,999)

Total futures contracts	(2,043,296)	—	—	(2,043,296)